Vanguard Long-Term Investment-Grade Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Long Credit A or Better Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(3.00%)	(2.49%)		1.64%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.25%	1.35%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	(2.80%)	(2.31%)		1.75%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.69%)	(4.18%)		(0.28%)
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.64%)	(2.30%)		0.63%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	(2.70%)	(2.21%)		1.85%